Stock-based Activity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stock-based Activity Tables
Stock-based Compensation
	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
Research and development	$284,057	$284,125	$587,681	$325,701
General and administrative	673,506	1,104,883	1,903,770	1,146,079
Total stock-based compensation expense	$957,563	$1,389,008	$2,491,451	$1,471,780

	Years Ended December 31,
	2015	2014
Research and development	$929,633	$163,019
General and administrative	3,534,062	441,957
Total share-based compensation expense	$4,463,695	$604,976

Stock-based Award Activity
	Options Outstanding	Weighted-Average Exercise Price
Outstanding at December 31, 2015	438,249	$17.46
Granted	223,716	5.40
Exercised	—	—
Forfeited/cancelled/expired	(29,655)	17.02
Outstanding and expected to vest at June 30, 2016	632,310	$14.06
Vested and exercisable at June 30, 2016	135,840	$18.80

Restricted stock grants
	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2015	310,926	$16.84
Granted	—	—
Vested	(98,237)	17.02
Forfeited	—	—
Nonvested at June 30, 2015	212,689	$16.87

Common stock reserved for future issuance
Common stock reserved for conversion of preferred stock	2,792,189
Common stock reserved for exercise of warrants	1,199,505
Common stock options outstanding	632,310
Authorized for future grant or issuance under the Stock Plan	205,546
Nonvested restricted stock	212,689
Total	5,042,239

Common stock reserved for conversion of preferred stock and warrants	4,012,442
Common stock options outstanding	438,249
Authorized for future grant or issuance under the Stock Plan	401,353
Unvested restricted stock	310,926
Total	5,162,970